List of significant subsidiaries and associates (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
List of Significant Subsidiaries

		% Ownership December 31,
		2012	2013
Subsidiaries (consolidated)
ASM Europe BV [1]	Almere, the Netherlands	100%	100%
ASM United Kingdom Sales BV [1]	Almere, the Netherlands	100%	100%
ASM Germany Sales BV [1]	Almere, the Netherlands	100%	100%
ASM Pacific Holding BV 1- 3	Almere, the Netherlands	100%	100%
ASM France SARL	Montpellier, France	100%	100%
ASM Belgium NV	Leuven, Belgium	100%	100%
ASM Italia Srl	Agrate, Italy	100%	100%
ASM Microchemistry Oy	Helsinki, Finland	100%	100%
ASM Services and Support Ireland Ltd	Dublin, Ireland	100%	100%
ASM Services and Support Israel Ltd	Tel Aviv, Israel	100%	100%
ASM America, Inc	Phoenix, Arizona, United States of America	100%	100%
ASM Japan KK	Tokyo, Japan	100%	100%
ASM Wafer Process Equipment Ltd	Quarry Bay, Hong Kong, People’s Republic of China	100%	100%
ASM China Ltd	Shanghai, People’s Republic of China	100%	100%
ASM Wafer Process Equipment Singapore Pte Ltd	Singapore	100%	100%
ASM Front-End Sales & Services Taiwan Co, Ltd	Hsin-Chu, Taiwan	100%	100%
ASM Services & Support Malaysia SDN BDH	Kuala Lumpur, Malaysia	100%	100%
ASM Front-End Manufacturing Singapore Pte Ltd	Singapore	100%	100%
ASM Genitech Korea Ltd	Cheonan, South Korea	100%	100%
ASM IP Holding BV [1]	Almere, the Netherlands	100%	100%
ASM Pacific Technology Ltd [2]	Kwai Chung, Hong Kong, People’s Republic of China	51.96%	n/a

Associates (non-consolidated)
ASM Pacific Technology Ltd [2]	Kwai Chung, Hong Kong, People’s Republic of China	n/a	39.94%

1)
For these subsidiaries ASM International NV has filed statements at the Dutch Chamber of Commerce assuming joint and several liability in accordance with Article 403 of Book 2, Part 9 of the Netherlands Civil Code.

2)
The accounts of ASM Pacific Technology Ltd were consolidated till March 15, 2013. On that date ASM International sold a 11.88% share in ASM Pacific Technology Ltd resulting in a cease of its control and a subsequent deconsolidation of its 40.08% associate. This shareholding diluted in December 2013 as a result of the issuance of shares to 39.94%.

3)	Established in 2008, ASM Pacific Holding BV holds 39.94% of the shares in ASM Pacific Technology Ltd.